CAPITAL STOCK	6 Months Ended	7 Months Ended
	May 31, 2013	Nov. 30, 2012
Capital Stock
NOTE 7 - CAPITAL STOCK

On April 27, 2012 Infinity issued 90,000,000 common shares at a price less than par value which resulted in reduction in retained earnings by $89,910.

On September 12, 2012, the Company entered into a Share Exchange Agreement (the ‘Share Exchange Agreement”) with selling stockholders named in the prospectus, pursuant to which the Company offered and sold an aggregate of 90,000,000 shares of common stock to all the stockholders of Infinity Resources, Inc., a Nevada corporation (“Infinity”). As a result of the Reverse Merger with Infinity Resources Inc., Tap Resources, Inc. carried forward 280,920 commons shares, valued at $156,105 in net liabilities assumed of Tap Resources, Inc. prior to September 12, 2012. The net liabilities consisted of $511 in cash, $71,628 in accrued liabilities, $48,092 in related party advances and $36,896 in advances which were subsequently forgiven by the former officers, (see below).

On November 1, 2012, two third party lenders of the Company forgave all debts owing to them by the Company for all advances totalling $36,896. All these sums are reflected as a credit to additional-paid-in-capital.

On April 27, 2012 Infinity issued 90,000,000 common shares at a price less than par which resulted in reduction in retained earnings by $89,910.

On September 12, 2012, the Company entered into a Share Exchange Agreement (the ‘Share Exchange Agreement”) with selling stockholders named in the prospectus, pursuant to which the Company offered and sold an aggregate of 90,000,000 shares of common stock to all the stockholders of Infinity Resources, Inc., a Nevada corporation (“Infinity”). As a result of the Reverse Merger with Infinity Resources Inc., Tap Resources, Inc. carried forward 280,920 commons shares, valued at $156,105 in net liabilities assumed of Tap Resources, Inc. prior to September 12, 2012. The net liabilities consisted of $511 in cash, $71,627 in accrued liabilities, $48,092 in related party advances and $36,896 in advances which were subsequently forgiven by the officers (see below).

On November 1, 2012, two third party lenders of the Company forgave all debts owing to them by the Company for all advances totalling $36,896. All these sums are reflected as a credit to additional-paid-in-capital.